Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT3-0626
1.9867777.110
Common Stocks - 99.8%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	63,522	18,649,424
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	74,062	15,675,962
UNITED STATES - 99.6%
Communication Services - 11.0%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,766,922	46,169,672
Comcast Corp Class A	905,701	24,490,155
Verizon Communications Inc	1,064,357	51,121,067
		121,780,894
Entertainment - 1.2%
Electronic Arts Inc	56,847	11,504,127
Live Nation Entertainment Inc (b)	39,854	6,294,541
Netflix Inc (b)	1,065,660	99,756,433
Take-Two Interactive Software Inc (b)	43,933	9,391,118
TKO Group Holdings Inc Class A	16,732	3,113,657
Walt Disney Co/The	447,126	46,389,323
Warner Bros Discovery Inc (b)	625,540	16,920,857
		193,370,056
Interactive Media & Services - 8.7%
Alphabet Inc Class A	1,469,454	565,445,900
Alphabet Inc Class C	1,180,378	450,833,573
Meta Platforms Inc Class A	552,037	337,796,960
		1,354,076,433
Media - 0.2%
Charter Communications Inc Class A (b)(c)	21,734	3,589,805
EchoStar Corp Class A (b)(c)	33,976	4,183,805
Fox Corp Class A	50,540	3,208,785
Fox Corp Class B	35,860	2,044,737
News Corp Class A	93,650	2,464,868
News Corp Class B (c)	30,661	934,547
Omnicom Group Inc	79,405	6,091,952
Paramount Skydance Corp Class B (c)	78,441	803,235
Trade Desk Inc (The) Class A (b)	111,135	2,621,675
		25,943,409
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	119,586	23,379,063
TOTAL COMMUNICATION SERVICES		1,718,549,855
Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Aptiv PLC (b)	53,697	3,235,781
Automobiles - 1.9%
Ford Motor Co	989,048	11,947,699
General Motors Co	228,159	17,543,146
Tesla Inc (b)	709,850	270,900,056
		300,390,901
Broadline Retail - 4.4%
Amazon.com Inc (b)	2,465,607	653,533,792
eBay Inc	114,083	11,805,309
		665,339,101
Distributors - 0.0%
Genuine Parts Co	35,111	3,764,953
Pool Corp	8,273	1,764,796
		5,529,749
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	106,908	15,005,607
Booking Holdings Inc	203,394	34,243,414
Carnival Corp	290,291	7,695,614
Chipotle Mexican Grill Inc (b)	328,727	11,173,431
Darden Restaurants Inc	29,061	5,828,474
Domino's Pizza Inc	7,845	2,662,750
DoorDash Inc Class A (b)	94,353	15,912,633
Expedia Group Inc Class A	29,533	7,335,111
Hilton Worldwide Holdings Inc	57,873	18,754,903
Las Vegas Sands Corp	76,311	4,167,344
Marriott International Inc/MD Class A1	55,512	20,078,135
McDonald's Corp	179,745	52,771,336
MGM Resorts International (b)	48,428	1,885,786
Norwegian Cruise Line Holdings Ltd (b)	114,905	2,088,973
Royal Caribbean Cruises Ltd	63,501	16,749,024
Starbucks Corp	287,556	30,288,273
Wynn Resorts Ltd	21,308	2,282,300
Yum! Brands Inc	70,079	11,188,112
		260,111,220
Household Durables - 0.2%
DR Horton Inc	68,002	10,462,788
Garmin Ltd	41,263	10,362,790
Lennar Corp Class A	54,460	4,917,738
NVR Inc (b)	705	4,452,687
PulteGroup Inc	48,496	5,933,971
		36,129,974
Leisure Products - 0.0%
Hasbro Inc	33,650	3,225,016
Specialty Retail - 1.6%
AutoZone Inc (b)	4,182	15,490,253
Best Buy Co Inc	49,184	2,975,139
Carvana Co Class A (b)	35,695	14,128,081
Home Depot Inc/The	251,264	82,615,603
Lowe's Cos Inc	141,582	33,808,366
O'Reilly Automotive Inc (b)	212,495	21,122,003
Ross Stores Inc	81,636	18,595,864
TJX Cos Inc/The	280,278	43,933,577
Tractor Supply Co	133,367	4,681,182
Ulta Beauty Inc (b)	11,197	6,018,164
Williams-Sonoma Inc	30,131	5,460,039
		248,828,271
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	35,828	3,661,622
Lululemon Athletica Inc (b)	26,943	3,710,051
NIKE Inc Class B	300,730	13,340,383
Ralph Lauren Corp Class A	9,756	3,498,891
Tapestry Inc	51,101	7,411,689
		31,622,636
TOTAL CONSUMER DISCRETIONARY		1,554,412,649
Consumer Staples - 4.9%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	43,126	1,111,357
Coca-Cola Co/The	977,141	76,959,625
Constellation Brands Inc Class A	35,447	5,550,291
Keurig Dr Pepper Inc	342,902	10,081,319
Molson Coors Beverage Co Class B	42,732	1,826,366
Monster Beverage Corp (b)	180,016	13,873,833
PepsiCo Inc	344,938	54,669,224
		164,072,015
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores Inc	9,356	7,692,035
Costco Wholesale Corp	112,031	113,658,810
Dollar General Corp	55,557	6,437,945
Dollar Tree Inc (b)	46,677	4,532,803
Kroger Co/The	146,951	10,002,955
Sysco Corp	120,881	9,031,020
Target Corp	114,287	14,828,738
Walmart Inc	1,106,404	145,967,881
		312,152,187
Food Products - 0.4%
Archer-Daniels-Midland Co	121,294	9,041,255
Bunge Global SA	34,163	4,341,092
Campbell's Company/The (c)	49,664	1,032,514
Conagra Brands Inc	120,739	1,732,605
General Mills Inc	134,674	4,755,339
Hershey Co/The	37,398	6,946,305
Hormel Foods Corp	73,589	1,579,956
JM Smucker Co	26,929	2,639,850
Kraft Heinz Co/The	215,117	4,874,551
McCormick & Co Inc/MD	64,004	3,253,963
Mondelez International Inc	323,534	19,877,929
Tyson Foods Inc Class A	71,193	4,561,336
		64,636,695
Household Products - 0.8%
Church & Dwight Co Inc	59,741	5,798,461
Clorox Co/The	30,518	2,943,156
Colgate-Palmolive Co	203,448	17,366,321
Kimberly-Clark Corp	83,776	8,246,072
Procter & Gamble Co/The	586,570	86,278,582
		120,632,592
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	62,397	4,786,473
Kenvue Inc	483,595	8,477,420
		13,263,893
Tobacco - 0.6%
Altria Group Inc	423,691	30,781,151
Philip Morris International Inc	392,901	64,856,168
		95,637,319
TOTAL CONSUMER STAPLES		770,394,701
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	249,428	17,377,649
Halliburton Co	211,394	8,941,966
SLB Ltd	377,417	21,467,479
		47,787,094
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	89,517	3,646,026
Chevron Corp	473,122	91,459,214
ConocoPhillips	309,228	38,894,698
Coterra Energy Inc	191,479	6,876,011
Devon Energy Corp	156,553	8,042,128
Diamondback Energy Inc	48,990	10,073,814
EOG Resources Inc	136,950	19,251,062
EQT Corp	157,513	9,463,381
Expand Energy Corp	60,113	6,140,542
Exxon Mobil Corp	1,054,766	162,782,037
Kinder Morgan Inc	494,139	16,242,349
Marathon Petroleum Corp	74,457	18,486,929
Occidental Petroleum Corp	181,525	10,996,785
ONEOK Inc	158,816	14,684,127
Phillips 66	101,696	18,218,838
Targa Resources Corp	54,179	14,090,874
Texas Pacific Land Corp	14,616	6,484,681
Valero Energy Corp	76,984	19,444,619
Williams Cos Inc/The	308,232	23,521,184
		498,799,299
TOTAL ENERGY		546,586,393
Financials - 12.0%
Banks - 3.4%
Bank of America Corp	1,674,770	89,533,204
Citigroup Inc	441,063	56,447,243
Citizens Financial Group Inc	107,264	6,977,523
Fifth Third Bancorp (c)	227,169	11,531,098
Huntington Bancshares Inc/OH	512,313	8,586,366
JPMorgan Chase & Co	680,512	213,156,775
KeyCorp	236,506	5,229,148
M&T Bank Corp	38,324	8,378,776
PNC Financial Services Group Inc/The	101,943	22,733,289
Regions Financial Corp	219,080	6,254,734
Truist Financial Corp	318,643	16,410,115
US Bancorp	392,334	22,229,644
Wells Fargo & Co	780,562	64,185,613
		531,653,528
Capital Markets - 3.1%
Ameriprise Financial Inc	23,044	10,941,061
Ares Management Corp Class A	51,996	6,104,330
Bank of New York Mellon Corp/The	173,708	23,341,144
Blackrock Inc	36,418	38,807,021
Blackstone Inc	188,966	23,730,350
Cboe Global Markets Inc	26,412	7,925,977
Charles Schwab Corp/The	421,583	38,633,866
CME Group Inc Class A	91,013	26,195,362
Coinbase Global Inc Class A (b)	56,295	10,570,512
FactSet Research Systems Inc	9,364	2,131,059
Franklin Resources Inc	77,549	2,324,144
Goldman Sachs Group Inc/The	75,701	69,930,313
Interactive Brokers Group Inc Class A	112,408	8,936,436
Intercontinental Exchange Inc	143,335	22,659,830
Invesco Ltd	112,064	2,937,197
KKR & Co Inc Class A	173,250	18,076,905
Moody's Corp	38,724	17,884,679
Morgan Stanley	303,653	57,873,225
MSCI Inc	18,545	10,967,698
Nasdaq Inc	113,344	10,417,447
Northern Trust Corp	47,031	7,823,137
Raymond James Financial Inc	44,273	7,009,301
Robinhood Markets Inc Class A (b)	199,477	14,539,879
S&P Global Inc	77,233	33,305,187
State Street Corp	70,438	10,765,744
T Rowe Price Group Inc	55,174	5,676,301
		489,508,105
Consumer Finance - 0.5%
American Express Co	135,173	43,667,638
Capital One Financial Corp	157,773	30,181,975
Synchrony Financial	87,732	6,685,178
		80,534,791
Financial Services - 3.4%
Apollo Global Management Inc	117,197	15,085,598
Berkshire Hathaway Inc Class B (b)	462,829	219,195,814
Block Inc Class A (b)	138,229	9,746,527
Corpay Inc (b)	17,657	5,411,341
Fidelity National Information Services Inc	130,704	6,081,657
Fiserv Inc (b)	135,752	8,504,863
Global Payments Inc	60,064	4,322,205
Jack Henry & Associates Inc	18,215	2,800,556
Mastercard Inc Class A	205,552	103,376,212
PayPal Holdings Inc	232,373	11,651,182
Visa Inc Class A	424,303	139,952,102
		526,128,057
Insurance - 1.6%
AFLAC Inc	117,824	13,393,054
Allstate Corp/The	65,623	14,257,253
American International Group Inc	135,426	10,129,865
Aon PLC	54,139	16,872,419
Arch Capital Group Ltd (b)	90,224	8,522,559
Arthur J Gallagher & Co	64,860	13,387,104
Assurant Inc	12,640	2,986,453
Brown & Brown Inc	73,892	4,444,604
Chubb Ltd	91,803	30,019,581
Cincinnati Financial Corp	39,379	6,442,404
Erie Indemnity Co Class A	6,412	1,403,779
Everest Group Ltd	10,273	3,664,995
Globe Life Inc	20,092	3,100,196
Hartford Insurance Group Inc/The	70,393	9,630,466
Loews Corp	42,646	4,802,366
Marsh & McLennan Cos Inc	122,191	20,492,653
MetLife Inc	138,932	11,128,453
Principal Financial Group Inc	49,933	5,038,739
Progressive Corp/The	147,930	29,775,350
Prudential Financial Inc	87,834	8,617,394
Travelers Companies Inc/The	54,578	16,653,931
W R Berkley Corp	75,202	5,025,750
Willis Towers Watson PLC	23,998	6,148,288
		245,937,656
TOTAL FINANCIALS		1,873,762,137
Health Care - 8.5%
Biotechnology - 1.6%
AbbVie Inc	446,082	94,266,048
Amgen Inc	135,911	47,059,184
Biogen Inc (b)	37,041	7,011,120
Gilead Sciences Inc	313,144	40,971,761
Incyte Corp (b)	42,194	4,019,822
Moderna Inc (b)	87,772	4,032,246
Regeneron Pharmaceuticals Inc	25,442	17,989,021
Vertex Pharmaceuticals Inc (b)	64,109	27,398,904
		242,748,106
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	438,886	39,846,460
Align Technology Inc (b)	16,842	2,964,360
Baxter International Inc	129,855	2,282,850
Becton Dickinson & Co	71,868	10,711,207
Boston Scientific Corp (b)	374,309	21,563,941
Cooper Cos Inc/The (b)	49,464	3,111,286
Dexcom Inc (b)	97,139	5,784,627
Edwards Lifesciences Corp (b)	146,466	12,229,911
GE HealthCare Technologies Inc	115,030	6,998,425
IDEXX Laboratories Inc (b)	20,154	11,302,363
Insulet Corp (b)	17,755	3,056,346
Intuitive Surgical Inc (b)	89,634	41,017,415
Medtronic PLC	323,576	26,199,949
ResMed Inc	36,769	7,861,580
Solventum Corp (b)	37,211	2,506,533
STERIS PLC	24,754	5,368,648
Stryker Corp	86,931	27,394,566
Zimmer Biomet Holdings Inc	50,020	4,123,149
		234,323,616
Health Care Providers & Services - 1.6%
Cardinal Health Inc	59,393	11,455,722
Cencora Inc	49,099	15,122,983
Centene Corp (b)	117,912	6,330,695
Cigna Group/The	66,497	19,322,698
CVS Health Corp	321,102	26,744,586
DaVita Inc (b)	8,430	1,307,830
Elevance Health Inc	55,705	20,968,476
HCA Healthcare Inc	39,509	17,164,685
Henry Schein Inc (b)	25,256	1,883,845
Humana Inc	30,437	7,196,524
Labcorp Holdings Inc	20,924	5,373,283
McKesson Corp	30,915	25,201,908
Quest Diagnostics Inc	27,764	5,391,769
UnitedHealth Group Inc	228,631	84,703,214
Universal Health Services Inc Class B	13,941	2,345,852
		250,514,070
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	71,388	8,248,883
Bio-Techne Corp	39,488	2,184,476
Charles River Laboratories International Inc (b)	12,422	2,074,101
Danaher Corp	158,793	28,416,008
IQVIA Holdings Inc (b)	42,806	6,779,186
Mettler-Toledo International Inc (b)	5,130	6,549,009
Revvity Inc (c)	28,616	2,478,718
Thermo Fisher Scientific Inc	94,827	45,418,341
Waters Corp (b)	24,754	7,654,679
West Pharmaceutical Services Inc	18,158	5,403,639
		115,207,040
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	513,999	31,143,199
Eli Lilly & Co	200,004	186,923,739
Johnson & Johnson	608,251	139,806,492
Merck & Co Inc	626,454	68,396,248
Pfizer Inc	1,435,054	38,315,942
Viatris Inc	290,703	4,343,103
Zoetis Inc Class A	106,544	12,249,364
		481,178,087
TOTAL HEALTH CARE		1,323,970,919
Industrials - 8.8%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	19,917	8,001,854
Boeing Co (b)	198,219	45,398,098
GE Aerospace	264,717	76,749,400
General Dynamics Corp	64,054	22,053,792
Howmet Aerospace Inc	101,196	24,594,676
Huntington Ingalls Industries Inc	9,905	3,608,292
L3Harris Technologies Inc	47,142	15,111,368
Lockheed Martin Corp	51,103	26,469,821
Northrop Grumman Corp	33,671	19,511,671
RTX Corp	338,789	59,650,579
Textron Inc	43,958	4,218,210
TransDigm Group Inc	14,254	16,534,355
		321,902,116
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	29,940	5,443,391
Expeditors International of Washington Inc	33,826	5,002,527
FedEx Corp	54,597	22,019,517
United Parcel Service Inc Class B	186,519	20,293,267
		52,758,702
Building Products - 0.5%
A O Smith Corp	28,377	1,754,833
Allegion plc	21,714	2,985,241
Builders FirstSource Inc (b)	27,910	2,207,402
Carrier Global Corp	198,306	13,320,214
Johnson Controls International plc	154,483	22,559,152
Lennox International Inc	8,056	4,309,074
Masco Corp	51,390	3,690,830
Trane Technologies PLC	55,863	27,514,762
		78,341,508
Commercial Services & Supplies - 0.4%
Cintas Corp	85,791	14,988,546
Copart Inc (b)	224,779	7,442,433
Republic Services Inc	50,786	10,625,447
Rollins Inc	74,070	4,127,920
Veralto Corp	62,669	5,527,406
Waste Management Inc	93,657	21,779,935
		64,491,687
Construction & Engineering - 0.3%
Comfort Systems USA Inc	8,883	16,346,941
EMCOR Group Inc	11,299	10,074,979
Quanta Services Inc	37,636	27,390,352
		53,812,272
Electrical Equipment - 1.3%
AMETEK Inc	58,103	13,683,257
Eaton Corp PLC	98,031	42,448,403
Emerson Electric Co	141,847	19,920,993
GE Vernova Inc	68,028	73,705,617
Generac Holdings Inc (b)	14,810	3,839,195
Hubbell Inc	13,418	6,818,625
Rockwell Automation Inc	28,359	11,596,279
Vertiv Holdings Co Class A	96,555	31,717,352
		203,729,721
Ground Transportation - 0.9%
CSX Corp	469,346	21,322,389
JB Hunt Transport Services Inc	18,862	4,744,359
Norfolk Southern Corp	56,681	17,901,560
Old Dominion Freight Line Inc	46,443	9,865,886
Uber Technologies Inc (b)	519,462	38,757,060
Union Pacific Corp	149,770	40,360,020
		132,951,274
Industrial Conglomerates - 0.3%
3M Co	132,937	19,477,929
Honeywell International Inc	160,243	34,344,882
		53,822,811
Machinery - 1.9%
Caterpillar Inc	117,437	104,531,849
Cummins Inc	34,872	23,399,461
Deere & Co	63,629	37,532,838
Dover Corp	34,040	7,706,996
Fortive Corp	79,101	4,729,449
IDEX Corp	18,892	4,115,622
Illinois Tool Works Inc	66,194	17,078,714
Ingersoll Rand Inc	89,833	7,174,063
Nordson Corp	13,356	3,852,538
Otis Worldwide Corp	98,112	7,640,963
PACCAR Inc	132,609	15,753,949
Parker-Hannifin Corp	31,857	28,971,393
Pentair PLC	41,303	3,333,565
Snap-on Inc	13,103	5,023,690
Stanley Black & Decker Inc	39,092	3,055,431
Westinghouse Air Brake Technologies Corp	43,038	11,615,526
Xylem Inc/NY	61,484	7,264,949
		292,780,996
Passenger Airlines - 0.1%
Delta Air Lines Inc	163,951	11,147,029
Southwest Airlines Co	124,007	4,702,345
United Airlines Holdings Inc (b)	81,633	7,346,970
		23,196,344
Professional Services - 0.3%
Automatic Data Processing Inc	101,626	21,538,614
Broadridge Financial Solutions Inc	29,467	4,537,329
Equifax Inc	30,389	5,285,863
Jacobs Solutions Inc	29,643	3,836,101
Leidos Holdings Inc	32,270	4,815,329
Paychex Inc	81,542	7,553,235
Verisk Analytics Inc	35,177	6,489,805
		54,056,276
Trading Companies & Distributors - 0.3%
Fastenal Co	289,797	13,020,579
United Rentals Inc	15,900	15,261,457
WW Grainger Inc	11,041	12,822,465
		41,104,501
TOTAL INDUSTRIALS		1,372,948,208
Information Technology - 34.8%
Communications Equipment - 1.2%
Arista Networks Inc (b)	260,628	45,013,062
Ciena Corp (b)	35,551	18,755,997
Cisco Systems Inc	997,243	91,247,735
F5 Inc (b)	14,265	4,620,433
Lumentum Holdings Inc (b)	18,021	16,260,709
Motorola Solutions Inc	41,812	18,356,722
		194,254,658
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	310,250	45,690,518
CDW Corp/DE	32,861	4,499,000
Coherent Corp (b)	47,320	15,128,677
Corning Inc	197,054	32,364,149
Jabil Inc	26,652	8,994,783
Keysight Technologies Inc (b)	43,291	15,147,954
Teledyne Technologies Inc (b)	11,850	7,653,323
Zebra Technologies Corp Class A (b)	12,416	2,809,243
		132,287,647
IT Services - 0.7%
Accenture PLC Class A	155,301	27,753,842
Akamai Technologies Inc (b)	36,311	3,739,307
Cognizant Technology Solutions Corp Class A	120,708	6,385,453
EPAM Systems Inc (b)(c)	13,943	1,586,434
Gartner Inc (b)	17,781	2,640,300
GoDaddy Inc Class A (b)	34,109	2,960,320
IBM Corporation	235,924	54,493,726
VeriSign Inc	20,830	5,596,188
		105,155,570
Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices Inc (b)	411,510	145,876,180
Analog Devices Inc	123,328	49,609,921
Applied Materials Inc	200,333	79,029,365
Broadcom Inc	1,196,682	499,530,967
First Solar Inc (b)	27,084	5,467,989
Intel Corp (b)	1,185,078	111,966,169
KLA Corp	33,083	57,906,829
Lam Research Corp	315,186	81,273,862
Microchip Technology Inc	136,581	12,689,741
Micron Technology Inc	284,075	146,912,227
Monolithic Power Systems Inc	12,294	19,847,557
NVIDIA Corp	6,133,240	1,224,010,707
ON Semiconductor Corp (b)	99,450	10,025,555
Qnity Electronics Inc	52,868	7,436,413
QUALCOMM Inc	269,307	48,362,151
Skyworks Solutions Inc	37,954	2,663,232
Teradyne Inc	39,527	13,576,339
Texas Instruments Inc	229,063	64,385,028
		2,580,570,232
Software - 8.1%
Adobe Inc (b)	103,609	25,498,175
AppLovin Corp Class A (b)	68,400	30,530,340
Autodesk Inc (b)	53,508	12,681,396
Cadence Design Systems Inc (b)	68,703	22,643,822
Crowdstrike Holdings Inc Class A (b)	63,629	28,362,627
Datadog Inc Class A (b)	82,856	10,952,735
Fair Isaac Corp (b)	5,987	6,136,675
Fortinet Inc (b)	159,540	13,450,817
Gen Digital Inc	139,109	2,683,412
Intuit Inc	70,235	27,286,298
Microsoft Corp	1,874,204	764,262,907
Oracle Corp	427,993	69,073,790
Palantir Technologies Inc Class A (b)	576,558	80,204,983
Palo Alto Networks Inc (b)	203,955	36,573,211
PTC Inc (b)	30,034	4,093,634
Roper Technologies Inc	26,905	9,546,163
Salesforce Inc	236,496	41,748,639
ServiceNow Inc (b)	264,007	23,314,458
Synopsys Inc (b)	48,288	23,303,789
Trimble Inc (b)	60,050	4,042,566
Tyler Technologies Inc (b)	10,860	3,704,780
Workday Inc Class A (b)	53,760	6,580,224
		1,246,675,441
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	3,705,471	1,005,479,556
Dell Technologies Inc Class C	75,009	15,673,131
Hewlett Packard Enterprise Co	335,387	9,649,084
HP Inc	231,696	4,833,179
NetApp Inc	49,990	5,537,392
Sandisk Corp/DE (b)	37,254	40,849,384
Seagate Technology Holdings PLC	55,041	37,077,819
Super Micro Computer Inc (b)(c)	126,994	3,479,635
Western Digital Corp	85,572	37,182,745
		1,159,761,925
TOTAL INFORMATION TECHNOLOGY		5,418,705,473
Materials - 1.9%
Chemicals - 1.1%
Air Products and Chemicals Inc	56,198	16,862,210
Albemarle Corp	29,744	5,850,645
CF Industries Holdings Inc	39,368	4,889,506
Corteva Inc	169,743	13,750,880
Dow Inc	181,103	7,332,860
DuPont de Nemours Inc	103,279	4,715,719
Ecolab Inc	64,339	16,766,743
International Flavors & Fragrances Inc	64,638	4,537,588
Linde PLC	117,856	59,062,356
LyondellBasell Industries NV Class A1	64,992	4,848,403
Mosaic Co/The	80,113	1,864,230
PPG Industries Inc	56,638	6,145,223
Sherwin-Williams Co/The	58,188	18,713,843
		165,340,206
Construction Materials - 0.2%
CRH PLC	169,174	20,033,586
Martin Marietta Materials Inc	15,221	9,422,864
Vulcan Materials Co	33,349	10,062,727
		39,519,177
Containers & Packaging - 0.1%
Amcor PLC	116,619	4,436,187
Avery Dennison Corp	19,509	3,198,109
Ball Corp	67,639	4,131,390
International Paper Co	133,275	4,054,226
Packaging Corp of America	22,557	4,814,792
Smurfit Westrock PLC	131,852	5,061,798
		25,696,502
Metals & Mining - 0.5%
Freeport-McMoRan Inc	362,745	20,959,406
Newmont Corp	275,431	30,597,630
Nucor Corp	57,763	13,013,426
Steel Dynamics Inc	34,647	7,922,383
		72,492,845
TOTAL MATERIALS		303,048,730
Real Estate - 1.9%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	39,366	1,594,716
Healthpeak Properties Inc	175,427	2,836,655
Ventas Inc	119,880	10,532,657
Welltower Inc	176,111	38,275,965
		53,239,993
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	161,420	3,410,804
Industrial REITs - 0.2%
Prologis Inc	234,618	33,320,448
Office REITs - 0.0%
BXP Inc	37,216	2,175,646
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	73,337	10,467,390
CoStar Group Inc (b)	106,972	3,702,301
		14,169,691
Residential REITs - 0.2%
AvalonBay Communities Inc	35,738	6,540,054
Camden Property Trust	26,100	2,741,022
Equity Residential	86,775	5,673,350
Essex Property Trust Inc	16,265	4,281,111
Invitation Homes Inc	142,346	4,095,294
Mid-America Apartment Communities Inc	29,505	3,811,456
UDR Inc	75,906	2,758,424
		29,900,711
Retail REITs - 0.3%
Federal Realty Investment Trust	19,816	2,197,594
Kimco Realty Corp	170,138	4,022,062
Realty Income Corp	232,181	14,915,307
Regency Centers Corp	41,548	3,234,512
Simon Property Group Inc	82,083	16,721,129
		41,090,604
Specialized REITs - 0.8%
American Tower Corp	118,159	21,588,832
Crown Castle Inc	109,913	9,758,076
Digital Realty Trust Inc	81,510	16,378,620
Equinix Inc	24,799	26,853,102
Extra Space Storage Inc	53,571	7,678,331
Iron Mountain Inc	74,668	9,407,421
Public Storage	39,867	12,057,774
SBA Communications Corp Class A	26,892	5,948,510
VICI Properties Inc	275,742	8,051,666
Weyerhaeuser Co	181,860	4,459,207
		122,181,539
TOTAL REAL ESTATE		299,489,436
Utilities - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp	64,879	4,764,065
American Electric Power Co Inc	136,512	18,717,160
Constellation Energy Corp	78,653	24,618,389
Duke Energy Corp	196,279	25,427,944
Edison International	97,119	6,748,799
Entergy Corp	114,169	13,461,667
Evergy Inc	58,105	4,813,418
Eversource Energy	94,696	6,695,007
Exelon Corp	258,175	11,873,468
FirstEnergy Corp	131,221	6,235,622
NextEra Energy Inc	525,644	51,450,035
NRG Energy Inc	53,603	8,339,555
PG&E Corp	554,760	9,220,111
Pinnacle West Capital Corp	30,209	3,133,277
PPL Corp	186,708	6,990,348
Southern Co/The	277,915	26,874,381
Xcel Energy Inc	149,303	12,384,684
		241,747,930
Gas Utilities - 0.1%
Atmos Energy Corp	41,756	7,932,805
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	179,737	2,597,200
Vistra Corp	80,387	12,688,284
		15,285,484
Multi-Utilities - 0.6%
Ameren Corp	69,762	7,928,451
CenterPoint Energy Inc	164,782	7,192,734
CMS Energy Corp	77,340	5,935,072
Consolidated Edison Inc	91,099	10,156,628
Dominion Energy Inc	215,525	13,901,363
DTE Energy Co	52,418	7,951,286
NiSource Inc	120,780	5,831,258
Public Service Enterprise Group Inc	125,985	10,287,935
Sempra	164,735	15,669,594
WEC Energy Group Inc	82,146	9,688,299
		94,542,620
Water Utilities - 0.0%
American Water Works Co Inc	49,262	6,326,226
TOTAL UTILITIES		365,835,065
TOTAL UNITED STATES		15,547,703,566
TOTAL COMMON STOCKS (Cost $4,702,703,616)		15,582,028,952

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $3,179,848)	3.64	3,184,000	3,179,881

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	23,356,399	23,361,071
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	24,785,344	24,787,822
TOTAL MONEY MARKET FUNDS (Cost $48,148,893)			48,148,893

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,754,032,357)	15,633,357,726
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,828,807)
NET ASSETS - 100.0%	15,611,528,919

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	86	6/2026	31,148,125	2,382,044

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,243,094.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,917,542.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,955,548	666,351,862	666,943,866	1,039,323	(2,473)	-	23,361,071	23,356,399	0.0%
Fidelity Securities Lending Cash Central Fund	11,712,999	112,860,191	99,785,766	291,615	398	-	24,787,822	24,785,344	0.1%
Total	35,668,547	779,212,053	766,729,632	1,330,938	(2,075)	-	48,148,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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